Label	Element	Value
PACE Intermediate Fixed Income Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Intermediate Fixed Income Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Effective on or about November 28, 2013, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Intermediate Fixed Income Investments
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The sections captioned (i) "PACE Intermediate Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 9 of the Multi-Class Prospectus and page 11 of the Class P Prospectus, and (ii) "More information about the funds—PACE Intermediate Fixed Income Investments" and sub-headed "Principal investments" beginning on page 70 of the Multi-Class Prospectus and page 69 of the Class P Prospectus, are revised by replacing (a) the first through third sentences of the third paragraph under (i), and (b) the first through third sentences of the second paragraph under (ii), of each section with the following:

The fund invests in bonds of varying maturities, but normally maintains a dollar-weighted average maturity of less than ten years. It normally limits its overall portfolio "duration" to within +/- 50% of the duration of the Barclays US Intermediate Government/Credit Index, as calculated by the investment advisor, which as of June 30, 2013 was approximately 3.8 years.

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 9 of the Multi-Class Prospectus and page 11 of the Class P Prospectus is revised by adding the following after the third paragraph of that section:

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities).

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The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-headed "Principal risks" beginning on page 9 of the Multi-Class Prospectus and page 12 of the Class P Prospectus is revised by adding the following as the final risk:

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.